united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 470-2600

Date of fiscal year end:	5/31

Date of reporting period:	5/31/2025

Item 1. Reports to Stockholders.

(a)

Sterling Capital Focus Equity ETF

(LCG) NYSE Arca, Inc.

Annual Shareholder Report - May 31, 2025

Fund Overview

This annual shareholder report contains important information about Sterling Capital Focus Equity ETF for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://sterlingcapital.com/investments/exchange-traded-funds/lcg/#materials. You can also request this information by contacting us at (888) 228-1872.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sterling Capital Focus Equity ETF	$64	0.59%

How did the Fund perform during the reporting period?

For the 12-month period between June 1, 2024 and May 31, 2025, the Fund underperformed its primary benchmark, the Russell 1000® Growth Index, but outperformed its broad-based benchmark, the Russell 3000® Index. U.S. equities experienced volatility across the final months of the period as investors grew concerned over the potential for negative effects from newly proposed tariffs. However, equity markets rebounded strongly from April 2025 lows as expectations for new bilateral trade deals that would help avoid most, if not all, of the tariff increases helped boost investor optimism. The Fund’s absolute performance benefited from investments in a payments company that outperformed the broader market due to strong margins and accelerating top-line growth. Exposure to a cloud-based ecommerce company also benefited the Fund on an absolute basis amid strong ecommerce spending.

The Fund’s underperformance relative to its primary benchmark over the 12-month period was largely due to its lack of exposure to a handful of benchmark holdings in Information Technology. These names strongly outperformed the broader market during the period, mostly due to enthusiasm about artificial intelligence (AI).

The Fund’s holdings in Financials and Healthcare offset some of the Fund’s underperformance.

Since its inception, the Fund underperformed both its primary and broad-based benchmarks. The top contributors to the Fund’s absolute performance were its investments in big technology, which benefited from secular trends of cloud migration and growing adoption of AI, along with its holdings of an ecommerce platform company. The Fund’s investment in a veterinary products and services company benefited from a growing prioritization of pet care among households.

The Fund’s underperformance since inception was driven largely by below-benchmark exposure and stock selection within Information Technology. Stock selection within Industrials helped offset some of this underperformance, notably investments in a freight line, an aerospace and electronics company, and a waste services company, which all outperformed.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index. The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the Russell 3000® equity universe. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Sterling Capital Focus Equity ETF - NAV
Russell 3000® Index
Russell 1000® Growth Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$18,396
$17,747
$12,180
Aug-2020
May-2021
May-2022
May-2023
May-2024
May-2025

	Sterling Capital Focus Equity ETF - NAV	Russell 3000® Index	Russell 1000® Growth Index
Aug-2020	$10,000	$10,000	$10,000
May-2021	$11,032	$12,513	$11,400
May-2022	$8,416	$12,052	$10,687
May-2023	$9,676	$12,297	$11,708
May-2024	$10,496	$15,689	$15,641
May-2025	$12,180	$17,747	$18,396

Average Annual Total Returns

	1 Year	Since Inception (August 26, 2020)
Sterling Capital Focus Equity ETF - NAV	16.04%	4.23%
Russell 3000® Index	13.12%	12.80%
Russell 1000® Growth Index	17.61%	13.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$31,207,496
  Number of Portfolio Holdings21
  Advisory Fee $250,268
  Portfolio Turnover21%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
77.8%
Health Care
8.3%
Industrials
5.5%
Consumer Discretionary
4.3%
Communications
4.1%

Value	Value
Communications	4.1%
Consumer Discretionary	4.3%
Industrials	5.5%
Health Care	8.3%
Technology	77.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Adyen N.V.	14.2%
S&P Global, Inc.	8.3%
IDEXX Laboratories, Inc.	8.3%
CoStar Group, Inc.	7.2%
Veeva Systems, Inc., Class A	5.9%
ASML Holding N.V.	4.7%
Shopify, Inc., Class A	4.4%
Amazon.com, Inc.	4.3%
Tokyo Electron Ltd.	4.2%
Alphabet, Inc., Class C	4.2%

Material Fund Changes

No material changes occurred during the year ended May 31, 2025.

S

MCMLXX

PULSUS UT LIBERA™

STERLING

CAPITAL ACTIVE ETF

Sterling Capital Focus Equity ETF

Annual Shareholder Report - May 31, 2025

Additional information is available on the Fund's website ( https://sterlingcapital.com/investments/exchange-traded-funds/lcg/#materials ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053125-LCG

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Mr. Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Breslin is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025	$14,500
2024	$14.100

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025	$3,500
2024	$3,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended May 31, 2025 and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended May 31, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Joseph Breslin, Thomas Sarkany and Charles Ranson.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

STERLING CAPITAL FOCUS EQUITY ETF
LCG

Annual Financial Statements and Additional Information
May 31, 2025

STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.0%
	CAPITAL MARKETS - 8.3%
5,072	S&P Global, Inc.	$2,601,226

	DIVERSIFIED FINANCIAL SERVICES - 4.1%
2,257	MSCI, Inc.	1,272,993

	E-COMMERCE DISCRETIONARY - 4.3%
6,616	Amazon.com, Inc.(a)	1,356,346

	HEALTH CARE EQUIPMENT & SUPPLIES - 8.3%
5,027	IDEXX Laboratories, Inc.(a)	2,580,661

	HEALTH CARE TECHNOLOGY - 5.9%
6,561	Veeva Systems, Inc., Class A(a)	1,835,112

	INTERNET MEDIA & SERVICES - 4.2%
7,495	Alphabet, Inc., Class C	1,295,511

	IT SERVICES - 4.4%
12,895	Shopify, Inc., Class A(a)	1,382,602

	PROFESSIONAL SERVICES - 7.2%
30,466	CoStar Group, Inc.(a)	2,241,079

	ROAD & RAIL - 3.3%
6,356	Old Dominion Freight Line, Inc.	1,018,040

	SEMICONDUCTORS - 8.9%
1,969	ASML Holding N.V. - ADR	1,450,700
16,974	Tokyo Electron Ltd. - ADR	1,340,776
		2,791,476
	SOFTWARE - 24.7%
4,164	Atlassian Corporation, Class A(a)	864,571
3,240	Cadence Design Systems, Inc.(a)	930,107
1,742	HubSpot, Inc.(a)	1,027,606

See accompanying notes to financial statements.

STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value

	COMMON STOCKS — 100.0% (Continued)
	SOFTWARE - 24.7% (Continued)
2,257	Microsoft Corporation	$1,039,033
4,762	MongoDB, Inc.(a)	899,208
1,108	ServiceNow, Inc.(a)	1,120,288
1,781	Synopsys, Inc.(a)	826,348
4,185	Workday, Inc., Class A(a)	1,036,666
		7,743,827
	TECHNOLOGY SERVICES - 14.2%
230,243	Adyen N.V. - ADR(a)	4,409,154

	TRANSPORTATION & LOGISTICS - 2.2%
2,587	Saia, Inc.(a)	684,029

	TOTAL COMMON STOCKS (Cost $30,438,963)	31,212,056

	TOTAL INVESTMENTS - 100.0% (Cost $30,438,963)	$31,212,056
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(b)	(4,560)
	NET ASSETS - 100.0%	$31,207,496

ADR	- American Depositary Receipt

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

(a)	Non-income producing security.

(b)	Less than 0.1%

See accompanying notes to financial statements.

STERLING CAPITAL FOCUS EQUITY ETF
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2025

ASSETS
Investment securities:
Securities at Cost	$30,438,963
Securities at Value	$31,212,056
Cash	11,932
Dividends receivable	25,986
TOTAL ASSETS	31,249,974

LIABILITIES
Investment advisory fee payable	42,478
TOTAL LIABILITIES	42,478
NET ASSETS	$31,207,496

Net Assets Consist of:
Paid in capital	$41,931,017
Accumulated deficit	(10,723,521)
NET ASSETS	$31,207,496

Net Asset Value Per Share:
Net Assets	$31,207,496
Shares of beneficial interest outstanding (a)	1,025,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$30.45

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

STERLING CAPITAL FOCUS EQUITY ETF
STATEMENT OF OPERATIONS
For the Year Ended May 31, 2025

INVESTMENT INCOME
Dividends (net of $6,321 foreign withholding taxes)	$111,408

EXPENSES
Investment advisory fees	250,268

NET INVESTMENT LOSS	(138,860)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(1,758,793)
Net realized gain on in-kind transactions	7,885,056
Net change in unrealized appreciation on investments	962,521

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7,088,784

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,949,924

See accompanying notes to financial statements.

STERLING CAPITAL FOCUS EQUITY ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	May 31, 2025	May 31, 2024
FROM OPERATIONS:
Net investment loss	$(138,860)	$(261,920)
Net realized loss on investment transactions	(1,758,793)	(2,023,198)
Net realized gain from in-kind transactions	7,885,056	1,310,761
Net change in unrealized appreciation (depreciation) on investments	962,521	5,108,166
Net increase in net assets resulting from operations	6,949,924	4,133,809

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	—	4,940,969
Payments for shares redeemed	(38,072,913)	(6,012,878)
Transaction Fees (Note 5)	8,000	—
Net decrease in net assets from shares of beneficial interest	(38,064,913)	(1,071,909)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,114,989)	3,061,900

NET ASSETS:
Beginning of Year	62,322,485	59,260,585
End of Year	$31,207,496	$62,322,485

SHARE ACTIVITY
Shares Sold	—	175,000
Shares Redeemed	(1,350,000)	(250,000)
Net decrease in shares of beneficial interest outstanding	(1,350,000)	(75,000)

See accompanying notes to financial statements.

STERLING CAPITAL FOCUS EQUITY ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021 *
Net asset value, beginning of period	$26.24	$24.19	$21.04	$27.58	$25.00

Activity from investment operations:
Net investment loss (1)	(0.09)	(0.11)	(0.07)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	4.30	2.16	3.22	(6.46)	2.61
Total from investment operations	4.21	2.05	3.15	(6.54)	2.58

Net asset value, end of period	$30.45	$26.24	$24.19	$21.04	$27.58

Total return (3)	16.04%	8.47%	14.97%	(23.71)%	10.32	% (2)

Net assets, end of period (000s)	$31,207	$62,322	$59,261	$53,130	$21,373

Ratio of gross expenses to average net assets	0.59%	0.59%	0.59%	0.59%	0.59	% (4)

Ratio of net expenses to average net assets	0.59%	0.59%	0.59%	0.59%	0.59	% (4)

Ratio of net investment loss to average net assets	(0.33)%	(0.41)%	(0.34)%	(0.29)%	(0.14	)% (4)

Portfolio Turnover Rate (5)	21%	28%	19%	39%	32	% (2)

*	The Sterling Capital Focus Equity ETF commenced operations on August 26, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Not annualized.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

See accompanying notes to financial statements.

STERLING CAPITAL FOCUS EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2025

1.	ORGANIZATION

The Sterling Capital Focus Equity ETF (the “Fund”) is a non-diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund investment objective is long-term capital appreciation. The Fund commenced operations on August 26, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of its portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – The Fund records its investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value per share (“NAV”) is determined may use alternative market prices provided by a pricing service.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective NAV as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the last reported sale price or official closing price. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value pursuant to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering,

STERLING CAPITAL FOCUS EQUITY ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

frequently trade at a price per share, which is different than the NAV. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security- specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset

STERLING CAPITAL FOCUS EQUITY ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of May 31, 2025 for the Fund’s investments measured at fair value:

Assets *	Level	Level 2	Level 3	Total
Common Stocks	$31,212,056	$—	$—	$31,212,056
Total	$31,212,056	$—	$—	$31,212,056

The Fund did not hold any Level 2 or 3 securities during the year.

*	Please refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for the Fund. Distributable net realized capital gains, if any, are declared and distributed annually for the Fund. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or NAV per share of the Fund.

Federal Income Tax – “The Fund qualifies as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended May 31, 2022 through May 31, 2024, or expected to be taken in the Fund’s May 31, 2025 year-end tax returns. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio, and

STERLING CAPITAL FOCUS EQUITY ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk - The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.

3.       INVESTMENT TRANSACTIONS

For the year ended May 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than in-kind transactions, short-term investments and U.S. government securities, amounted to the following:

Purchases	Sales
$8,874,696	$9,170,400

For the year ended May 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to the following:

Purchases	Sales
$—	$37,913,053

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Sterling Capital Management LLC (the “Adviser”) serves as the Fund’s investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.59% of the Fund’s average daily net assets. For the year ended May 31, 2025, the Fund incurred $250,268 in advisory fees.

STERLING CAPITAL FOCUS EQUITY ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund. The Trust, with respect to the Fund, has adopted the Trust’s ETF Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”), which allows the Fund to pay the Distributor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets. As of May 31, 2025, the Plan has not been activated. For the year ended May 31, 2025, the Fund did not incur any distribution fees.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and independent Trustees’ fees, but not any front-end or contingent deferred loads; brokerage fees and commissions; any Rule 12b-l fees; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)). The Adviser, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Ultimus Fund Services, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

Each Trustee who is not affiliated with the Trust (“Independent Trustees”) or an adviser receives quarterly fees. For the year ended May 31, 2025, the Independent Trustees received fees in the amount of $10,567 from the Fund, paid by the Adviser.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund generally imposes transaction fees on purchases and redemptions of the Fund’s shares to cover the custodial and other costs incurred by the Fund in effecting trades, which is payable to the custodian (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

STERLING CAPITAL FOCUS EQUITY ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	2.00%

*	As a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At May 31, 2025, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	Depreciation
Sterling Capital Focus Equity ETF	$30,438,963	$3,714,512	$(2,941,419)	$773,093

7.	TAX COMPONENTS OF CAPITAL

As of May 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	and	Carry	Book/Tax	Appreciation	Accumulated
Fund	Income	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings (Deficit)
Sterling Capital Focus Equity ETF	$—	$(29,729)	$(11,466,885)	$—	$773,093	$(10,723,521)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $(29,729).

At May 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
			CLCF
Short-Term	Long-Term	Total	Utilized
$4,684,226	$6,782,659	$11,466,885	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, tax adjustments for transfers in kind and adjustments for prior year tax returns resulted in reclassifications for the Fund for the fiscal year ended May 31, 2025 as follows:

Paid In Capital	Accumulated Deficit
$7,638,191	$(7,638,191)

STERLING CAPITAL FOCUS EQUITY ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Sterling Capital Focus Equity ETF and

Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Sterling Capital Focus Equity ETF (the “Fund”), a series of Northern Lights Fund Trust IV, as of May 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Sterling Capital Focus Equity ETF	For the year ended May 31, 2025	For the years ended May 31, 2025 and 2024	For the years ended May 31, 2025, 2024, 2023, 2022, and for the period from August 26, 2020 (commencement of operations) through May 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

We have served as the auditor of one or more investment companies advised by Sterling Capital Management LLC since 2019.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

July 29, 2025

STERLING CAPITAL FOCUS EQUITY ETF
ADDITIONAL INFORMATION (Unaudited)
May 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

A special shareholder meeting was held on June 24, 2024 with respect to the Fund to approve a new investment advisory agreement between the Trust and the Adviser. The following is the tabulation for the proposal voted upon at the meeting.

Votes For	Votes Against	Abstentions
805,351,693	5,600	1,000

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the twelve month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies, will be available without charge, upon request, by (i) calling 888-228-1872; or (ii) referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer/President
Date: 8/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer/President
Date: 8/8/2025

By	/s/ Sam Singh
Sam Singh
Principal Financial Officer/Treasurer
Date: 8/8/2025